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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-3

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-1545-6/04

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide Variable Account-3.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

                                        2

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-3. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 10. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 8, provide further disclosures about the variable account and its underlying contract provisions.

                                        3

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                          NATIONWIDE VARIABLE ACCOUNT-3

           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      Van Kampen LIT - Emerging Growth Portfolio - Class I (VKEmGr)
         59,876 shares (cost $1,572,613).....................................   $ 1,490,302

      Van Kampen LIT - Enterprise Portfolio - Class I (VKEnt)
         1,178,341 shares (cost $15,727,227).................................    15,412,698

      Van Kampen LIT - Government Portfolio - Class I (VKGov)
         423,338 shares (cost $3,916,376)....................................     3,873,541

      Van Kampen LIT - Money Market Portfolio - Class I (VKMMkt)
         2,108,264 shares (cost $2,108,264)..................................     2,108,264

      Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
         46,924 shares (cost $586,910).......................................       783,630
                                                                                -----------
            Total investments................................................    23,668,435

   Accounts receivable.......................................................         1,207
                                                                                -----------
            Total assets.....................................................    23,669,642

Accounts payable.............................................................            --
                                                                                -----------
Contract owners' equity (note 4).............................................   $23,669,642
                                                                                ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                        4

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NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                        Total       VKEmGr       VKEnt       VKGov     VKMMkt    VKUSRealEst
                                                     -----------   --------   ----------   --------   --------   -----------
Investment activity:
   Reinvested dividends ..........................   $   263,149         --       59,515    198,493      5,141          --
   Mortality and expense risk charges (note 2) ...      (158,235)   (10,261)    (103,223)   (26,082)   (13,470)     (5,199)
                                                     -----------   --------   ----------   --------   --------     -------
      Net investment income (loss) ...............       104,914    (10,261)     (43,708)   172,411     (8,329)     (5,199)
                                                     -----------   --------   ----------   --------   --------     -------

   Proceeds from mutual fund shares sold .........     2,176,561    329,006    1,051,759    385,589    342,402      67,805
   Cost of mutual fund shares sold ...............    (2,405,460)  (376,298)  (1,249,249)  (386,493)  (342,402)    (51,018)
                                                     -----------   --------   ----------   --------   --------     -------
      Realized gain (loss) on investments ........      (228,899)   (47,292)    (197,490)      (904)        --      16,787
   Change in unrealized gain (loss)
      on investments .............................        64,221     72,008      136,523   (178,109)        --      33,799
                                                     -----------   --------   ----------   --------   --------     -------
      Net gain (loss) on investments .............      (164,678)    24,716      (60,967)  (179,013)        --      50,586
                                                     -----------   --------   ----------   --------   --------     -------
   Reinvested capital gains ......................            --         --           --         --         --          --
                                                     -----------   --------   ----------   --------   --------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $   (59,764)    14,455     (104,675)    (6,602)    (8,329)     45,387
                                                     ===========   ========   ==========   ========   ========     =======

See accompanying notes to financial statements.

                                        5

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NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            Total                    VKEmGr
                                                  ------------------------   ---------------------
                                                      2004         2003         2004        2003
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   104,914      163,968     (10,261)    (13,533)
   Realized gain (loss) on investments ........      (228,899)  (1,804,722)    (47,292)   (186,567)
   Change in unrealized gain (loss) on
      investments .............................        64,221    3,560,184      72,008     451,339
   Reinvested capital gains ...................            --           --          --          --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       (59,764)   1,919,430      14,455     251,239
                                                  -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................        67,727       67,025       5,542       4,653
   Transfers between funds ....................            --           --     (39,207)    (38,674)
   Redemptions (note 3) .......................    (1,227,871)  (2,129,190)   (151,069)   (247,997)
   Annuity benefits ...........................        (4,099)      (4,075)         --          --
   Annual contract maintenance charges
      (note 2) ................................       (12,065)     (14,785)       (721)     (1,273)
   Contingent deferred sales charges
      (note 2) ................................        (1,160)      (2,092)       (933)       (181)
   Adjustments to maintain reserves ...........         1,160         (651)         31         (19)
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............    (1,176,308)  (2,083,768)   (186,357)   (283,491)
                                                  -----------   ----------   ---------   ---------

Net change in contract owners' equity .........    (1,236,072)    (164,338)   (171,902)    (32,252)
Contract owners' equity beginning of period....    24,905,714   27,332,167   1,662,267   2,103,419
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $23,669,642   27,167,829   1,490,365   2,071,167
                                                  ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................       875,689    1,131,704      75,907     120,729
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................        41,168       16,911       6,023         436
   Units redeemed .............................       (82,838)    (112,095)    (15,025)    (15,662)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................       834,019    1,036,520      66,905     105,503
                                                  ===========   ==========   =========   =========

                                                           VKEnt                    VKGov
                                                  -----------------------   ---------------------
                                                     2004         2003         2004        2003
                                                  ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      (43,708)     (18,681)    172,411     207,107
   Realized gain (loss) on investments ........     (197,490)  (1,647,215)       (904)     26,748
   Change in unrealized gain (loss) on
      investments .............................      136,523    3,182,992    (178,109)   (156,577)
   Reinvested capital gains ...................           --           --          --          --
                                                  ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (104,675)   1,517,096      (6,602)     77,278
                                                  ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................       48,279       51,953       4,687       9,485
   Transfers between funds ....................       67,007       79,922     (30,392)     21,092
   Redemptions (note 3) .......................     (838,788)  (1,017,304)   (150,519)   (367,610)
   Annuity benefits ...........................         (653)      (1,385)     (2,042)     (1,225)
   Annual contract maintenance charges
      (note 2) ................................       (8,600)     (10,128)     (1,919)     (2,275)
   Contingent deferred sales charges
      (note 2) ................................         (227)        (422)         (0)     (1,217)
   Adjustments to maintain reserves ...........          281         (433)        878        (216)
                                                  ----------   ----------   ---------   ---------
         Net equity transactions ..............     (732,701)    (897,797)   (179,307)   (341,966)
                                                  ----------   ----------   ---------   ---------

Net change in contract owners' equity .........     (837,376)     619,299    (185,909)   (264,688)
Contract owners' equity beginning of period....   16,250,343   16,669,010   4,060,257   5,567,059
                                                  ----------   ----------   ---------   ---------
Contract owners' equity end of period .........   15,412,967   17,288,309   3,874,348   5,302,371
                                                  ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      451,312      575,192     192,273     264,943
                                                  ----------   ----------   ---------   ---------
   Units purchased ............................        7,575        8,071       8,748       3,799
   Units redeemed .............................      (28,349)     (39,035)    (17,331)    (19,890)
                                                  ----------   ----------   ---------   ---------
   Ending units ...............................      430,538      544,228     183,690     248,852
                                                  ==========   ==========   =========   =========

                                        6

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NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          VKMMkt              VKUSRealEst
                                                  ----------------------   -----------------
                                                     2004         2003       2004      2003
                                                  ----------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $   (8,329)     (6,836)   (5,199)   (4,089)
   Realized gain (loss) on investments ........           --          --    16,787     2,312
   Change in unrealized gain (loss) on
      investments .............................           --          --    33,799    82,430
   Reinvested capital gains ...................           --          --        --        --
                                                  ----------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       (8,329)     (6,836)   45,387    80,653
                                                  ----------   ---------   -------   -------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................        3,535        (958)    5,684     1,892
   Transfers between funds ....................       49,848     (62,340)  (47,256)       --
   Redemptions (note 3) .......................      (70,826)   (475,837)  (16,669)  (20,442)
   Annuity benefits ...........................       (1,404)     (1,465)       --        --
   Annual contract maintenance charges
      (note 2) ................................         (577)       (866)     (248)     (243)
   Contingent deferred sales charges
      (note 2) ................................           (0)        (32)       --      (240)
   Adjustments to maintain reserves ...........          (22)         37        (8)      (20)
                                                  ----------   ---------   -------   -------
      Net equity transactions .................      (19,446)   (541,461)  (58,497)  (19,053)
                                                  ----------   ---------   -------   -------

Net change in contract owners' equity .........      (27,775)   (548,297)  (13,110)   61,600
Contract owners' equity beginning of period ...    2,136,116   2,382,623   796,731   610,056
                                                  ----------   ---------   -------   -------
Contract owners' equity end of period .........   $2,108,341   1,834,326   783,621   671,656
                                                  ==========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ............................      126,822     140,312    29,375    30,528
                                                  ----------   ---------   -------   -------
   Units purchased ............................       18,622       4,431       200       174
   Units redeemed .............................      (19,688)    (36,471)   (2,445)   (1,037)
                                                  ----------   ---------   -------   -------
   Ending units ...............................      125,756     108,272    27,130    29,665
                                                  ==========   =========   =======   =======

See accompanying notes to financial statements.

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                                        7

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                          NATIONWIDE VARIABLE ACCOUNT-3

                          NOTES TO FINANCIAL STATEMENTS

                              June 30,2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                    Van Kampen LIT - Emerging Growth Portfolio - Class I
                    (VKEmGr)
                    Van Kampen LIT - Enterprise Portfolio - Class I (VKEnt) Van Kampen LIT - Government Portfolio - Class I (VKGov) Van Kampen LIT - Money Market Portfolio - Class I (VKMMkt)

               Portfolio of the Van Kampen Universal Institutional Funds Inc. (Van Kampen UIF);
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)

          At June 30, 2004, contract owners have invested in all of the above funds. Effective May 2002, due to certain underlying fund options no longer being available within the Account, assets of contract owners invested in the Van Kampen Life Investment Trust (LIT) - Asset Allocation Fund, Van Kampen LIT - Domestic Income Fund and Van Kampen LIT - Global Equity Fund were liquidated and exchanged into the Van Kampen LIT - Enterprise Fund, Van Kampen LIT - Government Fund and Van Kampen LIT - Money Market Fund, respectively.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

                                        8

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          NATIONWIDE VARIABLE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS)

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owners' contract value a contingent deferred sales charge, not to exceed 6% (3% after 36 months) of the lesser of the total of all purchase payments made within 72 months prior to the date of the request for surrender, or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of purchase payments, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for seven years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $35, dependent upon contract type and issue date (up to $30, dependent upon contract type and issue date, for contracts issued in the State of New York), which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2004 and 2003, total transfers to the Account from the fixed account were $13,733 and $16,266 respectively, and total transfers from the Account to the fixed account were $10,000 and $110,174, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and the contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated.

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
     Van Kampen LIT - Emerging Growth Portfolio - Class I
        2004 ......................     1.30%       66,905   $22.275839     $ 1,490,365       0.00%        1.72%
        2003 ......................     1.30%      105,503    19.631356       2,071,167       0.00%       12.68%
        2002 ......................     1.30%      163,061    21.214625       3,459,278       0.40%      -18.86%
        2001 ......................     1.30%      158,289    30.116542       4,767,103       0.09%      -22.12%
        2000 ......................     1.30%      198,684    48.383859       9,613,099       0.00%       10.95%

     Van Kampen LIT - Enterprise Portfolio - Class I
        2004 ......................     1.30%      430,538    35.775588      15,402,750       0.38%       -0.58%
        2003 ......................     1.30%      544,228    31.747968      17,278,133       0.52%        9.62%
        2002 ......................     1.30%      683,918    33.578924      22,965,231       0.37%      -19.13%
        2001 ......................     1.30%    1,006,612    37.751435      38,001,047       0.19%      -16.85%
        2000 ......................     1.30%    1,250,126    48.792584      60,996,878       0.17%        5.68%

     Van Kampen LIT - Government Portfolio - Class I
        2004 ......................     1.30%      183,690    21.002676       3,857,982       5.00%       -0.11%
        2003 ......................     1.30%      248,852    21.231438       5,283,486       4.47%        1.41%
        2002 ......................     1.30%      298,928    20.004099       5,979,785       4.51%        3.37%
        2001 ......................     1.30%      285,927    19.614335       5,608,268       6.38%        1.59%
        2000 ......................     1.30%      342,880    17.976161       6,163,666       6.11%        3.63%

     Van Kampen LIT - Money Market Portfolio - Class I
        2004 ......................     1.30%      125,756    16.695192       2,099,521       0.24%       -0.40%
        2003 ......................     1.30%      108,272    16.833880       1,822,638       0.34%       -0.31%
        2002 ......................     1.30%      149,041    16.903256       2,519,278       0.65%        0.00%
        2001 ......................     1.30%      237,541    16.651092       3,955,317       2.24%        1.71%
        2000 ......................     1.30%      167,257    17.054204       2,852,435       2.41%        2.08%

     Van Kampen UIF - U.S. Real Estate Portfolio - Class I
        2004 ......................     1.30%       27,130    28.883929         783,621       0.00%        6.49%
        2003 ......................     1.30%       29,666    22.640608         671,656       0.00%       13.30%
        2002 ......................     1.30%       27,382    22.391861         613,134       0.00%        9.72%
        2001 ......................     1.30%       19,569    20.213804         395,564       0.00%        7.38%
        2000 ......................     1.30%       19,622    16.908684         331,782       4.23%       13.54%
                                                                            -----------
        2004 Reserves for annuity contracts in payout phase: ............        35,403
                                                                            -----------
        2004 Contract owners' equity ....................................   $23,669,642
                                                                            ===========
        2003 Reserves for annuity contracts in payout phase: ............        40,749
                                                                            -----------
        2003 Contract owners' equity ....................................   $27,167,829
                                                                            ===========
        2002 Reserves for annuity contracts in payout phase: ............        55,197
                                                                            -----------
        2002 Contract owners' equity ....................................   $35,591,903
                                                                            ===========
        2001 Reserves for annuity contracts in payout phase: ............        78,667
                                                                            -----------
        2001 Contract owners' equity ....................................   $52,805,966
                                                                            ===========
        2000 Reserves for annuity contracts in payout phase: ............       114,277
                                                                            -----------
        2000 Contract owners' equity ....................................   $80,072,137
                                                                            ===========

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

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

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